Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000147183 | 36448696Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147183 | 36448698NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147183 | 36448680Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147183 | 36448659Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147183 | 36448649Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147183 | 36448602Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147183 | 36448626Yum China Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147183 | 36448653Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147183 | 36448655Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147183 | 36448705Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147183 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147183 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000147183 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000147183 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147183 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147183 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147183 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147183 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147183 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147183 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147183 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147183 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000147183 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147183 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147183 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147183 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147183 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147183 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147183 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147183 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147182 | 36448696Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147182 | 36448698NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147182 | 36448680Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147182 | 36448659Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147182 | 36448649Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147182 | 36448602Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147182 | 36448626Yum China Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147182 | 36448653Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147182 | 36448655Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147182 | 36448705Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147182 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147182 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000147182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000147182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147182 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147182 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000147182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147182 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147182 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147182 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147177 | 36448696Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147177 | 36448698NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147177 | 36448680Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147177 | 36448659Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147177 | 36448649Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147177 | 36448602Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147177 | 36448626Yum China Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147177 | 36448653Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147177 | 36448655Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147177 | 36448705Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147177 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147177 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000147177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000147177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147177 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000147177 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147177 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147177 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147177 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147177 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147177 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147177 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147177 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107480 | 36448535Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000107480 | 36448551NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107480 | 36448549Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107480 | 36448431Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107480 | 36448470Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107480 | 36448442Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107480 | 36448435Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107480 | 36448482JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107480 | 36448468Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107480 | 36448472Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107480 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000107480 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107480 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000107480 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000107480 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107480 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107480 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107480 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107480 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107477 | 36448535Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000107477 | 36448551NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107477 | 36448549Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107477 | 36448431Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107477 | 36448470Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107477 | 36448442Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107477 | 36448435Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107477 | 36448482JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107477 | 36448468Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107477 | 36448472Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107477 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000107477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000107477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000107477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107477 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107481 | 36448535Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000107481 | 36448551NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107481 | 36448549Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107481 | 36448431Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107481 | 36448470Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107481 | 36448442Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107481 | 36448435Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107481 | 36448482JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107481 | 36448468Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107481 | 36448472Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107481 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000107481 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000107481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000107481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107481 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107481 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107482 | 36448535Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000107482 | 36448551NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107482 | 36448549Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107482 | 36448431Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107482 | 36448470Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107482 | 36448442Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107482 | 36448435Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107482 | 36448482JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107482 | 36448468Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107482 | 36448472Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107482 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000107482 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000107482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000107482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000107482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000107482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107482 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107482 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | 36448807NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230111 | 36448804Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230111 | 36448784Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230111 | 36448800Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230111 | 36448758Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230111 | 36448748Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230111 | 36448781Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230111 | 36448746Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230111 | 36448813Taiwan Semiconductor Manufacturing Co., Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | 36448786Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000230111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000230111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000230111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230111 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180082 | 36448807NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180082 | 36448804Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180082 | 36448784Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180082 | 36448800Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180082 | 36448758Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180082 | 36448748Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180082 | 36448781Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180082 | 36448746Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180082 | 36448813Taiwan Semiconductor Manufacturing Co., Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | 36448786Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000180082 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000180082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000180082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000180082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000180082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180082 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236906 | 36448807NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236906 | 36448804Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236906 | 36448784Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236906 | 36448800Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236906 | 36448758Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236906 | 36448748Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236906 | 36448781Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236906 | 36448746Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236906 | 36448813Taiwan Semiconductor Manufacturing Co., Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | 36448786Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000236906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000236906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000236906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000236906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236906 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230112 | 36448807NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230112 | 36448804Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230112 | 36448784Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230112 | 36448800Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230112 | 36448758Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230112 | 36448748Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230112 | 36448781Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230112 | 36448746Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230112 | 36448813Taiwan Semiconductor Manufacturing Co., Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230112 | 36448786Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230112 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000230112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000230112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000230112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230112 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%